Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 525,314	$ 496,585
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	95,876	88,251
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	206,086	187,884
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	168,493	161,726
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	36,546	37,239
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 18,313	$ 21,485